Goodwill and Intangibles 1 (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Jun. 30, 2012
Amortization details resulting from business combinations
Amount	$ 147,720	$ 128,271
Intangible assets gross excluding goodwill		129,561
Accumulated Amortization	56,453	44,721
Net Book Value	91,267	83,550
Intangible Assets, Net (Excluding Goodwill)	91,267	84,840
Indefinite-Lived Trade Names [Member]
Amortization details resulting from business combinations
Indefinite - Lived Trade Names		1,290
Customer relationships [Member]
Amortization details resulting from business combinations
Amount	100,854	84,249
Accumulated Amortization	38,844	29,905
Net Book Value	62,010	54,344
Trade names [Member]
Amortization details resulting from business combinations
Amount	26,690	25,677
Accumulated Amortization	8,643	7,428
Net Book Value	18,047	18,249
Vendor relationships [Member]
Amortization details resulting from business combinations
Amount	15,433	13,605
Accumulated Amortization	5,443	4,500
Net Book Value	9,990	9,105
Non-competition agreements [Member]
Amortization details resulting from business combinations
Amount	4,743	4,740
Accumulated Amortization	3,523	2,888
Net Book Value	$ 1,220	$ 1,852